Intangible Assets - Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 9,389	$ 9,205	$ 9,143	$ 8,927
Mortgage servicing rights	2,338	2,680	1,700	1,519
Total	12,551	12,734
Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	174	229
Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	234	135
Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	97	122
Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization Method	SL/AC
Finite-Lived Intangible Assets	$ 319	$ 363
Straight line method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	9 years
Straight line method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	22 years
Straight line method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	10 years
Straight line method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	6 years
Accelerated method [Member] | Merchant Processing Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	8 years
Accelerated method [Member] | Core Deposit Benefits [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	5 years
Accelerated method [Member] | Trust Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	6 years
Accelerated method [Member] | Other Identified Intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Life	5 years